SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

New grants

In February and March 2022, the Company granted pursuant to the 2016 Plan (i) RSUs and PSUs to purchase an aggregate of up to 1,213,261 Class A shares to its employees; (ii) 399,408 Business Unit Equity Awards and (iii) 182,720 Synthetic Options in respect of the Company’s business units.

Sale of investments made for treasury purposes

In January and March 2022 the Company has sold $54.6 (RUB 5,514 at the exchange rate as of the trade date) of the investments made for treasury purposes.